Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans		$ 733,523
Long-term bank loans	$ 14,643,068	9,766,486
Lease liabilities	1,118,787	1,047,811
Guarantee deposits	21,600	21,625
Total	15,783,455	11,569,445
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans		733,523
Long-term bank loans	1,699,165	114,953
Lease liabilities	174,460	182,186
Total	1,873,625	1,030,662
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	5,675,288	2,817,662
Lease liabilities	182,767	119,748
Total	5,858,055	2,937,410
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	5,354,335	4,568,521
Lease liabilities	57,057	54,113
Total	5,411,392	4,622,634
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,914,280	2,265,350
Lease liabilities	704,503	691,764
Guarantee deposits	21,600	21,625
Total	$ 2,640,383	$ 2,978,739